Capital risk management	12 Months Ended
Dec. 31, 2022
Disclosure of Financial Risk Management [Abstract]
Capital risk management
5 Risk management
On is exposed to market risk, foreign currency risk, credit risk and liquidity risk. On’s senior management oversees and monitors these risks supported by the Audit Committee that assures proper identification, measurement and management of these financial risks by implementing and maintaining a financial governance framework. The Board of Directors reviews and agrees policies for managing each of these risks at least once a year.
5.2 Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. On’s exposure to the risk of changes in foreign currency rates is a direct result of multi-currency cash flows within the company. The vast majority of the transactional risk arises from product sourcing in USD, while sales are typically denominated in the local currency of the respective companies and sales markets. The currencies in which these transactions are mainly denominated are USD, EUR, CHF, GBP, JPY, CNY, BRL, AUD and HKD.
The main exchange rates at the closing dates were the following:

Currency	12/31/2022	12/31/2021

AUD 1	0.63	0.66
BRL 100	17.68	16.36
CAD 1	0.68	0.72
CNY 100	13.26	14.33
EUR 1	0.99	1.04
GBP 1	1.11	1.23
JPY 100	0.70	0.79
HKD 1	0.12	0.12
USD 1	0.93	0.91

The main annual average exchange rates were the following:

Currency	12/31/2022	12/31/2021

AUD 1	0.67	0.70
BRL 100	18.49	17.23
CAD 1	0.74	0.73
CNY 100	14.46	14.23
EUR 1	1.02	1.10
GBP 1	1.20	1.27
JPY 100	0.75	0.85
HKD 1	0.13	0.12
USD 1	0.96	0.92

Accounting policies
On’s consolidated financial statements are presented in CHF, which is On’s functional and presentation currency. For each group entity, On determines its functional currency based on the primary economic environment in which the entity operates (normally the local currency). Items included in the financial statements of each group entity are measured using that functional currency.

Foreign currency transactions are translated into the respective functional currency using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate at the reporting date. The resulting exchange differences are recorded in the local income statements of the group entity and included in the financial result.

Non-monetary items that are measured based on historical cost in a foreign currency are translated using the historical exchange rate.

When translating foreign currency financial statements into CHF, closing exchange rates are applied to asset and liabilities, while average exchange rates are applied to income and expenses.

The group entities’ foreign currency financial statements are translated into On’s presentation currency CHF as follows:
•Assets and liabilities for each balance sheet presented are translated at the closing rates at the reporting date.
•Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates.
•All resulting exchange differences are recognized in other comprehensive income in equity.
•On disposal of a group entity, the related cumulative translation adjustment is transferred from equity to the income statement.

On regularly assesses its exposure to foreign currency risks and manages these risks by using a combination of different derivative financial instruments on a rolling basis up to twelve months. These instruments are exclusively used for managing the exposure to fluctuations in foreign exchange rates connected with future cash flows and not for speculative positions. No hedge accounting is applied. Derivative instruments are recorded as financial assets or liabilities at fair value through profit or loss.
On offsets positive and negative fair values of derivative instruments and reports the net amount in either current financial assets or current financial liabilities. The respective amounts for 2022 and 2021 were CHF 0.0 million.
In 2022, fair value profit on derivatives at fair value through profit or loss in the amount of CHF 0.0 million (2021: CHF 1.4 million) have been recognized in financial result.

Accounting policies
On’s derivative financial instruments only include foreign exchange forward contracts. Derivatives are initially recognized in the balance sheet at fair value and are remeasured as to their current fair value at the end of each subsequent reporting period. Derivatives are derecognized upon settlement.

Positive and negative fair values of derivative instruments are offset if they are concluded with the same counterparty and are regularly settled simultaneously.

Financial assets and liabilities held in foreign currency as at December 31, 2022 and 2021, expressed in CHF, were as follows:

(CHF in millions)	12/31/2022		12/31/2021
	USD	EUR	USD	EUR

Cash and cash equivalents	184.6	9.2	710.0	2.1
Trade receivables and other financial assets	257.9	5.3	56.6	12.3
Trade payables and other financial liabilities	(42.9)	(0.7)	(5.2)	(9.6)
Total assets and liabilities	399.6	13.8	761.3	4.7

Although On's reporting currency is the Swiss Franc, a significant portion of our business is conducted in currencies other than the Swiss Franc. As a result, On is exposed to foreign currency exchange movements, primarily in the U.S. Dollar and the Euro. A strengthening or weakening of the Swiss Franc against these two currencies as of December 31, 2022, 2021 and 2020 would have affected the measurement of the financial instruments denominated in these foreign currencies. This analysis assumes that all other variables remain constant. The exposure is disclosed net of income tax and excludes the impact of derivative financial instruments. A 10% increase or decrease in the foreign currency exchange rates against the Swiss Franc would have impacted On's consolidated income statement as presented below.

(CHF in millions)	12/31/2022	12/31/2021	12/31/2020

Change in USD/CHF +10%	32.1	61.1	6.0
Change in USD/CHF -10%	(32.1)	(61.1)	(6.0)
Change in EUR/CHF +10%	1.1	0.4	0.2
Change in EUR/CHF -10%	(1.1)	(0.4)	(0.2)

5.5 Capital risk management
To uphold investor, creditor, and market confidence and to sustain future development of the business, On focuses on maintaining a strong capital base. On manages its capital structure and makes adjustments in line with changes in general economic conditions and according to its strategic objectives.